Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	June 2014
Distribution Date	07/15/14
Transaction Month	12
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		June 1, 2013
Closing Date:		June 27, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:		$1,514,531,732.70

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%		July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%		March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%		September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%		February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%		February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%		February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%		September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$278,507,522.93	0.6121044	$237,075,113.01	0.5210442	$41,432,409.92
Class A-3 Notes	$431,000,000.00	1.0000000	$431,000,000.00	1.0000000	$-
Class A-4 Notes	$167,690,000.00	1.0000000	$167,690,000.00	1.0000000	$-
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$978,667,522.93	0.6510734	$937,235,113.01	0.6235099	$41,432,409.92

Weighted Avg. Coupon (WAC)	3.47%		3.47%
Weighted Avg. Remaining Maturity (WARM)	45.14		44.24
Pool Receivables Balance	$1,021,154,020.76		$978,769,079.09
Remaining Number of Receivables	67,895		66,609

Adjusted Pool Balance	$1,001,385,498.92		$959,953,089.00

III. COLLECTIONS

Principal:
Principal Collections	$41,081,152.16
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$707,517.71
Total Principal Collections	$41,788,669.87

Interest:
Interest Collections	$2,900,938.44
Late Fees & Other Charges	$63,244.57
Interest on Repurchase Principal	$-
Total Interest Collections	$2,964,183.01

Collection Account Interest	$1,024.63
Reserve Account Interest	$96.49
Servicer Advances	$-

Total Collections	$44,753,974.00

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	June 2014
Distribution Date	07/15/14
Transaction Month	12
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections					$44,753,974.00
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$44,753,974.00
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$850,961.68	$-	$850,961.68	$850,961.68
Collection Account Interest					$1,024.63
Late Fees & Other Charges					$63,244.57
Total due to Servicer					$915,230.88

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$123,007.49		$123,007.49
Class A-3 Notes		$255,008.33		$255,008.33
Class A-4 Notes		$141,139.08		$141,139.08

Total Class A interest:		$519,154.90		$519,154.90	$519,154.90

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$43,159,528.05

9. Regular Principal Distribution Amount:					$41,432,409.92

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$41,432,409.92
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$41,432,409.92		$41,432,409.92
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$41,432,409.92		$41,432,409.92

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,727,118.13

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$19,768,521.84
Beginning Period Amount	$19,768,521.84
Current Period Amortization	$952,531.75
Ending Period Required Amount	$18,815,990.09
Ending Period Amount	$18,815,990.09
Next Distribution Date Required Amount	$17,890,043.92

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	June 2014
Distribution Date	07/15/14
Transaction Month	12
30/360 Days	30
Actual/360 Days	29

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		2.27%	2.37%	2.37%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.80%	65,813	98.55%	$964,560,785.58
30 - 60 Days	0.95%	630	1.15%	$11,214,870.64
61 - 90 Days	0.21%	137	0.26%	$2,509,027.62
91 + Days	0.04%	29	0.05%	$484,395.25
		66,609		$978,769,079.09
Total
Delinquent Receivables 61 + days past due	0.25%	166	0.31%	$2,993,422.87
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.23%	157	0.28%	$2,838,248.04
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.21%	142	0.24%	$2,504,129.46
Three-Month Average Delinquency Ratio	0.23%		0.27%

Repossession in Current Period		68		$1,316,918.35
Repossession Inventory		117		$933,709.08

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,303,789.51
Recoveries				$(707,517.71)
Net Charge-offs for Current Period				$596,271.80

Beginning Pool Balance for Current Period				$1,021,154,020.76

Net Loss Ratio				0.70%
Net Loss Ratio for 1st Preceding Collection Period				0.63%
Net Loss Ratio for 2nd Preceding Collection Period				0.59%
Three-Month Average Net Loss Ratio for Current Period				0.64%

Cumulative Net Losses for All Periods				$7,488,616.16
Cumulative Net Losses as a % of Initial Pool Balance				0.48%

Principal Balance of Extensions				$4,999,466.95
Number of Extensions				260

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